General information	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
General information
1 General information
Aegon N.V.
, incorporated and domiciled in the
Netherlands
, is a public limited liability company organized under Dutch law and recorded in the Commercial Register of The Hague registered under number 27076669 and with its registered address at
Aegonplein 50, 2591 TV, The Hague, the Netherlands. Aegon N.V.
serves as the holding company for the Aegon Group and has listings of its common shares in Amsterdam and New York.
Aegon N.V. (or ‘the Company’) and its subsidiaries (‘Aegon’ or ‘the Group’) have life insurance and pensions operations in more than 20 countries in the Americas, Europe and Asia and are also active in savings and asset management operations, accident and health insurance, general insurance and to a limited extent banking operations. Headquarters are located in The Hague, the Netherlands. The Group employs over 22,000 people worldwide (2019: over 23,000).
Aegon Funding Company LLC
Aegon Funding Company LLC (AFC) is an indirect wholly owned subsidiary of Aegon that was established as a financing vehicle to raise funds for the US subsidiaries of Aegon. AFC has been fully consolidated in the financial statements of Aegon under IFRS. If AFC issues debt securities, Aegon will fully and unconditionally guarantee the due and punctual payment of the principal, any premium and any interest on those debt securities when and as these payments become due and payable, whether at maturity, upon redemption or declaration of acceleration, or otherwise. The guarantees of senior debt securities will constitute an unsecured, unsubordinated obligation of Aegon and will rank equally with all other unsecured and unsubordinated obligations of Aegon. The guarantees of subordinated debt securities will constitute an unsecured obligation of Aegon and will be subordinated in right of payment to all senior indebtedness of Aegon.

Aegon N.V [member]
Statement [LineItems]
General information
1 General information
Aegon N.V., incorporated and domiciled in the Netherlands, is a public limited liability company organized under Dutch law and recorded in the Commercial Register of The Hague registered under number 27076669 and with its registered address at Aegonplein 50, 2591 TV, The Hague, the Netherlands. Aegon N.V. serves as the holding company for the Aegon Group and has listings of its common shares in Amsterdam and New York.
Aegon N.V. (or ‘the Company’) and its subsidiaries (‘Aegon’ or ‘the Group’) have life insurance and pensions operations in more than 20 countries in the Americas, Europe and Asia and are also active in savings and asset management operations, accident and health insurance, general insurance and to a limited extent banking operations. Headquarters are located in The Hague, the Netherlands. The Group employs over 22,000 people worldwide (2019: over 23,000).